Significant Accounting Policies - Going concern (Details) $ in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021 USD ($) credit_facility derivative	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2019 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Working capital deficit		$ 230,500	$ 105,900
Scheduled maturities of borrowings		362,079	353,238	$ 554,336
Other financial liabilities		198,985	$ 21,697	$ 23,290
Commitments to fund certain vessels under construction		248,500
Increase in other financial liabilities		177,300
Increase in cash and cash equivalents		$ 36,300
Number interest rate swaps terminated or amended | derivative	4
Unsecured revolving credit facilities
Disclosure of non-adjusting events after reporting period [line items]
Number of borrowing instruments | credit_facility	2
Unsecured Revolving Credit Facility, $70 Million
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	$ 70,000
Unsecured Revolving Credit Facility, $30 Million
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	30,000
Refinanced Term Loan
Disclosure of non-adjusting events after reporting period [line items]
Notional amount	$ 75,000